Intangible Assets, net - Future Amortization Expense (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Future amortization expense
2025	$ 1,653	$ 1,879
2026	1,653	1,653
2027	1,653	1,653
2028	1,653	1,653
2029		1,653
Thereafter		1,239
Net Total	$ 8,265	$ 9,730	$ 11,684